Other Information (Tables)	12 Months Ended
Dec. 31, 2023
Additional information [abstract]
Schedule of Auditors' Fees
The detail of these amounts is as follows:

	2023			2022
Millions of euros	PwC Auditores, S.L.	Other companies PwC network	Total	PwC Auditores, S.L.	Other companies PwC network	Total
Audit services	8.13	10.48	18.61	7.73	10.98	18.71
Audit-related services	1.01	0.40	1.41	0.99	0.37	1.36
Total	9.14	10.88	20.02	8.72	11.35	20.07

Schedule of Key Management Personnel Compensation
The amounts established in fiscal year 2023 as fixed amounts for belonging to the Board of Directors, the Executive Commission and the Advisory or Control Committees of Telefónica, and the attendance fees for attending meetings of the Advisory or Control Committees of the Board of Directors, are indicated below:
Compensation of the Board of Directors and of the Committees thereof

Amounts in euros
Position	Board of Directors	Executive Commission	Advisory or Control Committees (*)
Chairman	240,000	80,000	22,400
Vice chairman	200,000	80,000	—
Executive Member	—	—	—
Proprietary Member	120,000	80,000	11,200
Independent Member	120,000	80,000	11,200
Other external	120,000	80,000	11,200
(*) In addition, the amount of the attendance fee for each of the meetings of the Advisory or Control Committees is 1,000 euros. It is also noted that the Board of Directors, at its meeting held on December 13, 2023, approved, following a favourable report from the Nominating, Compensation and Corporate Governance Committee, a new configuration of the Company's Consultative or Control Committees, specifically: (i) to abolish the Strategy and Innovation Committee; and (ii) to integrate the Regulation and Institutional Affairs Committee and the Sustainability and Quality Committee, which now constitute a single Committee, under the name of Sustainability and Regulation Committee.
TELEFÓNICA, S.A.
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	1,923,100	—	—	3,717,737	—	6,207	5,647,044
Mr. Isidro Fainé Casas	—	200,000	—	—	80,000	—	280,000
Mr. José María Abril Pérez	—	200,000	10,000	—	91,200	—	301,200
Mr. José Javier Echenique Landiríbar	—	200,000	24,000	—	113,600	—	337,600
Mr. Ángel Vilá Boix	1,600,000	—	—	2,577,600	—	27,383	4,204,983
Ms. Carmen García de Andrés	—	120,000	35,000	—	33,600	—	188,600
Ms. María Luisa García Blanco	—	120,000	33,000	—	44,800	—	197,800
Mr. Peter Löscher	—	120,000	24,000	—	113,600	—	257,600
Ms. Verónica Pascual Boé	—	120,000	11,000	—	11,200	—	142,200
Mr. Francisco Javier de Paz Mancho	—	120,000	33,000	—	124,800	—	277,800
Mr. Alejandro Reynal Ample[7]	—	—	—	—	—	—	—
Mr. Francisco José Riberas Mera	—	120,000	—	—	—	—	120,000
Ms. María Rotondo Urcola	—	120,000	24,000	—	22,400	—	166,400
Ms. Claudia Sender Ramírez	—	120,000	20,000	—	22,400	—	162,400
Ms. Solange Sobral Targa[7]	—	—	—	—	—	—	—
[1]Salary: Regarding Mr José María Álvarez-Pallete López and Mr Ángel Vilá Boix, the amount includes the non-variable remuneration earned from their executive functions.
[2]Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, whether or not it can be consolidated over time, earned by the member for his/her position on the Board, regardless of the effective attendance of the member to board meetings.
[3] Allowances: Total amount of allowances for attending Advisory or Steering Committee meetings.
[4]Short-term variable remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2023 and to be paid in the year 2024. In reference to the bonus corresponding to 2022, which was paid in 2023, Executive Board Member Mr José María Álvarez-Pallete López received 4,198,897 euros and Executive Board Member Mr Ángel Vilá Boix received 2,911,200 euros.
[5]Remuneration for belonging to the Board Committees: Amount of items other than allowances, which the directors are beneficiaries through their position on the Executive Commission and the Advisory or Steering Committees, regardless of the effective attendance of the board member such Committee meetings. It is also noted that the Board of Directors, at its meeting held on December 13, 2023, approved, following a favourable report from the Nominating, Compensation and Corporate Governance Committee, a new configuration of the Company's Consultative or Control Committees, specifically: (i) to abolish the Strategy and Innovation Committee; and (ii) to integrate the Regulation and Institutional Affairs Committee and the Sustainability and Quality Committee, which now constitute a single Committee, under the name of Sustainability and Regulation Committee.
[6]Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by Telefónica, S.A.
7 Mr. Alejandro Reynal Ample and Ms. Solange Sobral Targa were appointed Directors of the Company on December 13, 2023.
Mr. Peter Erskine and Mr. Juan Ignacio Cirac Sasturain stood down as Board Members on December 13, 2023, reflecting below the payment received and/or accrued by them in 2023:
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. Juan Ignacio Cirac Sasturain	—	120,000	33,000	—	33,600	—	186,600
Mr. Peter Erskine	—	120,000	20,000	—	113,600	—	253,600
1 to 6: Definitions of these concepts are those included in the previous table.
The following table breaks down the amounts accrued and/or received from other companies of the Telefónica Group other than Telefónica, S.A. individually, by the Board Members of the Company, by the performance of executive functions or by their membership to the Board of Directors of such companies:
OTHER COMPANIES OF THE TELEFÓNICA GROUP
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. José María Álvarez-Pallete López	—	—	—	—	—	—	—
Mr. Isidro Fainé Casas	—	—	—	—	—	—	—
Mr. José María Abril Pérez	—	—	—	—	—	—	—
Mr. José Javier Echenique Landiríbar	—	90,000	—	—	—	87,500	177,500
Mr. Ángel Vilá Boix	—	—	—	—	—	—	—
Ms. Carmen García de Andrés	—	—	—	—	—	—	—
Ms. María Luisa García Blanco	—	—	—	—	—	87,500	87,500
Mr. Peter Löscher	—	119,000	—	—	—	—	119,000
Ms. Verónica Pascual Boé	—	51,667	—	—	—	65,000	116,667
Mr. Francisco Javier de Paz Mancho	—	177,935	—	—	—	155,000	332,935
Mr. Alejandro Reynal Ample[7]	—	—	—	—	—	—	—
Mr. Francisco José Riberas Mera	—	—	—	—	—	—	—
Ms. María Rotondo Urcola	—	—	—	—	—	—	—
Ms. Claudia Sender Ramírez	—	—	—	—	—	132,500	132,500
Ms. Solange Sobral Targa[7]	—	—	—	—	—	—	—
1. Salary: Amount of non-variable remuneration earned by the Director from other companies of the Telefónica Group for his/her executive functions.
2. Fixed remuneration: Amount of the compensation in cash, with a pre-established payment periodicity, subject to consolidation over time or not, earned by the member for his/her position on the boards of other companies of the Telefónica Group.
3. Allowances: Total amount of the allowances for attending the board meetings of other companies of the Telefónica Group.
4. Variable short-term remuneration (bonuses): Variable amount linked to the performance or achievement of a series of individual or group objectives (quantitative or qualitative) within a period of time equal to or less than a year, corresponding to the year 2023 and to be paid in the year 2024 by other companies of the Telefónica Group.
5. Remuneration for belonging to the Board Committees of other companies of the Telefónica Group: Amount of items other than allowances, which the directors are beneficiaries through their position on the Advisory or Steering Committees of other companies of the Telefónica Group, regardless of the effective attendance of the board member such Committee meetings.
6. Other concepts: This includes, among others, the amounts received as remuneration in kind (general medical and dental coverage and vehicle insurance), paid by other companies of the Telefónica Group. Also included are the amounts received for membership of the Advisory Boards of Telefónica España, Telefónica Hispanoamérica, Telefónica Tech and Telefónica Ingeniería de Seguridad.
7 Mr. Alejandro Reynal Ample and Ms. Solange Sobral Targa were appointed Directors of the Company on December 13, 2023.
Likewise, Mr. Peter Erskine and Mr. Juan Ignacio Cirac Sasturain stood down as Board Members on December 13, 2023, reflecting below the payment received and/or accrued by them in 2023:
(Amounts in euros)

Directors	Salary[1]	Fixed remunera-tion[2]	Allowances[3]	Short-term variable remuneration[4]	Remuneration for belonging to the Board Committees[5]	Other items[6]	Total
Mr. Juan Ignacio Cirac Sasturain	—	—	—	—	—	95,000	95,000
Mr. Peter Erskine	—	80,000	—	—	—	—	80,000
1 to 6: Definitions of these concepts are those included in the previous table.
Schedule of Sustainable Financing
Overall, as at December 31, 2023, the Group's sustainable financing amounts to 18,796 million euros, broken down as follows:

Millions of euros	Sustainable financing
Financial liabilities	3,764
Senior green bond of Telefónica Emisiones 2019 (Appendix III)	1,000
Senior sustainable bond of Telefónica Emisiones 2022 (Appendix III)	1,000
Senior green bond of Telefónica Emisiones 2023 (Appendix III)	850
Sustainability linked bonds of Telefónica Brazil (Appendix III)	654
Sustainability linked facilities of Colombia Telecomunicaciones	260
Undated deeply subordinated securities (hybrid instruments) (Note 17.c)	4,750
Undrawn facilities at December 31, 2023 (Note 18)	10,282
Sustainability linked facility of Telefónica, S.A.	5,500
Sustainability linked facility of Telefonica Germany	750
Sustainability linked bilateral facilities	4,032
Total	18,796